Exhibit 99.1

M360 2018-CRE1, Ltd.

Report To:

M360 2018-CRE1, Ltd.

MCREIF SubREIT, LLC

M360 Advisors, LLC

J.P. Morgan Securities LLC

Waterford Capital, Inc.

25 June 2018

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

M360 2018-CRE1, Ltd. c/o Walkers Fiduciary Limited Cayman Corporate Centre 27 Hospital Road George Town, Grand Cayman KY1-9008 Cayman Islands	J.P. Morgan Securities LLC 383 Madison Avenue 31st Floor New York, New York 10179

MCREIF SubREIT, LLC M360 Advisors, LLC 999 Corporate Drive Suite 110 Ladera Ranch, CA 92694	Waterford Capital, Inc. 14677 Midway Road, Suite 205 Addison, Texas 75001

Re: M360 2018-CRE1, Ltd.

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (collectively, the “Specified Parties”), solely to assist M360 2018-CRE1, Ltd. (the “Issuer”) with respect to certain information relating to the Mortgage Loans (as defined in Attachment A) that will secure the Notes and Preferred Shares (both as defined in the Draft Preliminary Offering Memorandum, which is defined herein). This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, M360 Advisors, LLC (the “Collateral Manager”), on behalf of the Issuer, provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Electronic copies of the loan files for the Mortgage Loans, which contain various source documents (the “Source Documents”) relating to the Mortgage Loans and Mortgaged Properties (as defined in Attachment A),
c.	Certain calculation methodologies (the “Multiple Property Loan Calculation Methodologies”), which are shown on Exhibit 1 to Attachment A, for those Mortgage Loans (the “Multiple Property Loans”) that are secured by multiple mortgaged properties (the “Underlying Properties”) relating to the allocation of certain Multiple Property Loan characteristics to the respective Underlying Properties,
d.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Collateral Manager, on behalf of the Issuer, instructed us to compare to information contained in the Source Documents,
e.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Collateral Manager, on behalf of the Issuer, instructed us to recalculate using information on the Data Files,
f.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Collateral Manager, on behalf of the Issuer, instructed us to perform no procedures,
g.	A draft of the preliminary offering memorandum for the M360 2018-CRE1, Ltd. securitization transaction (the “Draft Preliminary Offering Memorandum”) and
h.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Issuer is responsible for the Data Files, Source Documents, Multiple Property Loan Calculation Methodologies, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Memorandum and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Multiple Property Loan Calculation Methodologies, Provided Characteristics, Draft Preliminary Offering Memorandum or any other information provided to us by the Collateral Manager, on behalf of the Issuer, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Collateral Manager, on behalf of the Issuer, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loans,
iii.	Whether the originator of the Mortgage Loans complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Notes and Preferred Shares will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

25 June 2018

Attachment A Page 1 of 13

Background

For the purpose of the procedures described in this report, the Collateral Manager, on behalf of the Issuer, indicated that:

a.	The assets of the Issuer will primarily consist of 49 fixed rate commercial real estate mortgage loans (the “Mortgage Loans”) each secured by a first-lien mortgage or deed of trust on one or more commercial or multifamily properties (the “Mortgaged Properties”),
b.	With respect to 15 Mortgage Loans, there exists one or more pari-passu interests (collectively, the “Future Funding Participations”) that are unfunded as of 1 June 2018 (the “Cut-off Date”), which will not be assets of the Issuer as of the closing date of the M360 2018-CRE1, Ltd. securitization transaction (the “Closing Date”), and which evidence the amount of certain future advances which may be made subsequent to the Cut-off Date,
c.	With respect to one Mortgage Loan, there exists a subordinate loan (the “Subordinate Loan”) and
d.	Each Mortgage Loan, together with the corresponding Future Funding Participation(s), if any, is hereinafter referred to as the “Committed Mortgage Loan.”

For the avoidance of doubt, unless otherwise stated:

a.	All references and recalculations related to the Mortgage Loans that are described in this report are based on the Mortgage Loans and do not include any Future Funding Participations or the Subordinate Loan and
b.	All references and recalculations related to the Committed Mortgage Loans that are described in this report are based on the Mortgage Loans and corresponding Future Funding Participation(s), if any, and do not include the Subordinate Loan.

Procedures performed and our associated findings

1.	The Collateral Manager, on behalf of the Issuer, provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Collateral Manager, on behalf of the Issuer, indicated contains information relating to the Mortgaged Properties, Mortgage Loans, Future Funding Participations and Committed Mortgage Loans as of the Cut-off Date and
b.	Record layout and decode information related to the information on the Preliminary Data File.

For each Mortgage Loan and Mortgaged Property on the Preliminary Data File, we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A that were provided by the Collateral Manager, on behalf of the Issuer, subject only to the instructions, assumptions, methodologies, qualifications and exceptions stated in the notes to Exhibit 2 to Attachment A and the succeeding paragraph of this Item 1.

Attachment A Page 2 of 13

1. (continued)

The Source Document(s) that we were instructed by the Collateral Manager, on behalf of the Issuer, to use for each Compared Characteristic are indicated on Exhibit 2 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, the Collateral Manager, on behalf of the Issuer, instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 2 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

2.	As instructed by the Collateral Manager, on behalf of the Issuer, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1. above and provided a list of such differences to the Collateral Manager. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, the Collateral Manager, on behalf of the Issuer, provided us with an electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the “Data Files”) that the Collateral Manager, on behalf of the Issuer, indicated contains information relating to the Mortgaged Properties, Mortgage Loans, Future Funding Participations and Committed Mortgage Loans as of the Cut-off Date.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date” of each Mortgage Loan, as shown on the Final Data File, we recalculated the “Seasoning (Months)” of each Mortgage Loan as of the Cut-off Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Payment Date,
b.	Initial Maturity Date and
c.	Fully Extended Maturity Date

of each Mortgage Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Initial Term (Excluding Extensions) and
ii.	Fully Extended Loan Term (Original)

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 13

6.	Using the:

a.	Initial Term (Excluding Extensions),
b.	Fully Extended Loan Term (Original) and
c.	Seasoning (months)

of each Mortgage Loan, all as shown on the Final Data File, we recalculated the:

i.	Remaining Term (Excluding Extensions) and
ii.	Fully Extended Loan Term (Remaining)

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	Using the:

a.	Initial Funded Mortgage Loan Balance ($),
b.	Initial Future Funding Participation Commitment ($),
c.	Cut-off Date Mortgage Loan Trust Balance ($) and
d.	Cut-off Date Future Funding Participation Remaining Balance ($)

of each Mortgage Loan, Future Funding Participation and Underlying Property, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Initial Committed Mortgage Loan Balance ($) and
ii.	Cut-off Date Committed Mortgage Loan Balance ($)

of each Committed Mortgage Loan and Underlying Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	With respect to each Mortgage Loan, the “Amortization Type During Initial Term” characteristic is “Interest Only,” as shown on the Final Data File. Based on this information, the Collateral Manager, on behalf of the Issuer, instructed us to use:
a.	The “Initial Term (Excluding Extensions),” as shown on the Final Data File, for the “Original IO Term” characteristic,
b.	“0” for the “Original Amortization Term” and “Remaining Amortization Term” characteristics,
c.	The “Cut-off Date Mortgage Loan Trust Balance ($)” for each Mortgage Loan and, with respect to each Multiple Property Loan, the “Cut-off Date Mortgage Loan Trust Balance ($)” for each Underlying Property, as shown on the Final Data File, for the principal balance of each Mortgage Loan and Underlying Property as of the “Initial Maturity Date” (the “Maturity Date Mortgage Loan Balance ($)”) and
d.	The “Cut-off Date Committed Mortgage Loan Balance ($)” for each Committed Mortgage Loan and, with respect to each Multiple Property Loan, the “Cut-off Date Committed Mortgage Loan Balance ($)” for each Underlying Property, as shown on the Final Data File, for the principal balance of each Committed Mortgage Loan and Underlying Property as of the “Initial Maturity Date” (the “Maturity Date Committed Mortgage Loan Balance ($)”).

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 13

9.	Using the:
a.	Cut-off Date Mortgage Loan Trust Balance ($),
b.	Mortgage Loan Rate % and
c.	Interest Accrual Basis

of each Mortgage Loan, all as shown on the Final Data File, and the calculation methodology provided by the Collateral Manager, on behalf of the Issuer, which is described in the succeeding paragraphs of this Item 9., we recalculated the “Mortgage Loan Annual Debt Service Payment” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Collateral Manager, on behalf of the Issuer, instructed us to calculate the “Mortgage Loan Monthly Debt Service Payment” of each Mortgage Loan by:

a.	Multiplying:
i.	The “Cut-off Date Mortgage Loan Trust Balance ($),” as shown on the Final Data File and
ii.	The “Mortgage Loan Rate %,” as shown on the Final Data File, divided by 12 and
b.	Rounding the result of a. to two decimal places.

For the purpose of this procedure, the Collateral Manager, on behalf of the Issuer, instructed us to recalculate the “Mortgage Loan Annual Debt Service Payment” of each Mortgage Loan as the product of the Mortgage Loan Monthly Debt Service Payment and 12.

10.	Using the:
a.	Cut-off Date Committed Mortgage Loan Balance ($),
b.	Mortgage Loan Rate % and
c.	Interest Accrual Basis

of each Committed Mortgage Loan, all as shown on the Final Data File, and the calculation methodology provided by the Collateral Manager, on behalf of the Issuer, which is described in the succeeding paragraphs of this Item 10., we recalculated the “Committed Mortgage Loan Annual Debt Service Payment” of each Committed Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Collateral Manager, on behalf of the Issuer, instructed us to calculate the “Committed Mortgage Loan Monthly Debt Service Payment” of each Committed Mortgage Loan by:

a.	Multiplying:
i.	The “Cut-off Date Committed Mortgage Loan Balance ($),” as shown on the Final Data File and
ii.	The “Mortgage Loan Rate %,” as shown on the Final Data File, divided by 12 and
b.	Rounding the result of a. to two decimal places.

For the purpose of this procedure, the Collateral Manager, on behalf of the Issuer, instructed us to recalculate the “Committed Mortgage Loan Annual Debt Service Payment” of each Committed Mortgage Loan as the product of the Committed Mortgage Loan Monthly Debt Service Payment and 12.

Attachment A Page 5 of 13

11.	Using the “Cut-off Date Mortgage Loan Trust Balance ($)” of the Mortgage Loans and Underlying Properties, as applicable, as shown on the Final Data File, we recalculated the “% of Total Cut-off Date Mortgage Loan Trust Balance” of each Mortgage Loan and Underlying Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

12.       For each Mortgage Loan, using the quotient of the:

a.	Cut-off Date Mortgage Loan Trust Balance ($) and
b.	As-Is Appraised Value

of each Mortgage Loan, both as shown on the Final Data File, we recalculated the “Mortgage Loan Cut-off Date (As-Is) LTV Ratio” of each Mortgage Loan.

For each Mortgage Loan, using the quotient of the:

a.	Difference between the:
i.	Cut-off Date Mortgage Loan Trust Balance ($) and
ii.	Holdback ($) (Cut-off Date), as applicable, and
b.	As-Is Appraised Value

of each Mortgage Loan, all as shown on the Final Data File, and the instruction provided by the Collateral Manager, on behalf of the Issuer, which is described in the succeeding paragraph of this Item 12., we recalculated the “Mortgage Loan Cut-off Date As-Is Adjusted LTV Ratio” of each Mortgage Loan.

For the purpose of this procedure, the Collateral Manager, on behalf of the Issuer, instructed us to only deduct the portion(s), if any, as shown in the servicer support Source Document, of the “Holdback ($) (Cut-off Date)” amount, as shown on the Preliminary Data File, which corresponds to an “Initial Holdback Description” of:

a.	Capital Improvements Holdback,
b.	Working Capital Holdback,
c.	TI/LC Holdback,
d.	Construction Reserve,
e.	Immediate and Short-Term Capital Improvements Holdback,
f.	Immediate Needs Holdback and/or
g.	Tenant Improvements Holdback,

as shown on the Preliminary Data File.

For the purpose of this procedure, the Collateral Manager, on behalf of the Issuer, instructed us to round the “Mortgage Loan Cut-off Date (As-Is) LTV Ratio” and “Mortgage Loan Cut-off Date As-Is Adjusted LTV Ratio” to the nearest 1/10th of one percent.

For the Underlying Properties associated with each Multiple Property Loan, the Collateral Manager, on behalf of the Issuer, instructed us to use the:

a.	Mortgage Loan Cut-off Date (As-is) LTV Ratio and
b.	Mortgage Loan Cut-off Date As-Is Adjusted LTV Ratio

corresponding to the Multiple Property Loan as the value for each of the characteristics listed in a. and b. above for each of the Underlying Properties associated with such Multiple Property Loan.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 6 of 13

12. (continued)

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Collateral Manager, on behalf of the Issuer, that are described in this Item 12.

13.	For each Mortgage Loan, using the quotient of the:
a.	Maturity Date Mortgage Loan Balance ($) and
b.	Stabilized Appraised Value

of each Mortgage Loan, both as shown on the Final Data File, we recalculated the “Mortgage Loan Maturity Date Stabilized LTV Ratio” of each Mortgage Loan.

For each Committed Mortgage Loan, using the quotient of the:

a.	Maturity Date Committed Mortgage Loan Balance ($) and
b.	Stabilized Appraised Value

of each Committed Mortgage Loan, both as shown on the Final Data File, we recalculated the “Committed Mortgage Loan Stabilized LTV Ratio” of each Committed Mortgage Loan.

For the purpose of recalculating the “Mortgage Loan Maturity Date Stabilized LTV Ratio” and “Committed Mortgage Loan Stabilized LTV Ratio” characteristics for each Mortgage Loan and Committed Mortgage Loan that has the “Stabilized Appraised Value” characteristic as “N/A” on the Final Data File, the Collateral Manager, on behalf of the Issuer, instructed us to use the “As-Is Appraised Value,” as shown on the Final Data File.

For the purpose of this procedure, the Collateral Manager, on behalf of the Issuer, instructed us to round the “Mortgage Loan Maturity Date Stabilized LTV Ratio” and “Committed Mortgage Loan Stabilized LTV Ratio” to the nearest 1/10th of one percent.

For the Underlying Properties associated with each Multiple Property Loan, the Collateral Manager, on behalf of the Issuer, instructed us to use the:

a.	Mortgage Loan Maturity Date Stabilized LTV Ratio and

b.	Committed Mortgage Loan Stabilized LTV Ratio

corresponding to the Multiple Property Loan as the value for each of the characteristics listed in a. and b. above for each of the Underlying Properties associated with such Multiple Property Loan.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 7 of 13

14.        Using:

a.	Information on the Final Data File,
b.	The instructions, assumptions and methodologies described in the Draft Preliminary Offering Memorandum and
c.	The instructions, assumptions and methodologies, as applicable, provided by the Collateral Manager, on behalf of the Issuer, which are described in the succeeding paragraphs of this Item 14.,

we recalculated the:

i.	Mortgage Loan Underwritten NOI DSCR,
ii.	Mortgage Loan Underwritten NCF DSCR,
iii.	Committed Mortgage Loan Appraisal Stabilized NOI DSCR and
iv.	Committed Mortgage Loan Appraisal Stabilized NCF DSCR

of each Mortgage Loan and Committed Mortgage Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Collateral Manager, on behalf of the Issuer, instructed us to:

a.	Use the “Mortgage Loan Annual Debt Service Payment,” as shown on the Final Data File, to recalculate the “Mortgage Loan Underwritten NOI DSCR” and “Mortgage Loan Underwritten NCF DSCR” characteristics for each Mortgage Loan,
b.	Use the “Stabilized Constant @ 7%,” as shown on the Final Data File, to recalculate the “Committed Mortgage Loan Appraisal Stabilized NOI DSCR” and “Committed Mortgage Loan Appraisal Stabilized NCF DSCR” characteristics for each Committed Mortgage Loan,
c.	Use the “Underwritten As-Is NOI” to recalculate the “Committed Mortgage Loan Appraisal Stabilized NOI DSCR” characteristic for each Committed Mortgage Loan with the corresponding “Appraisal Stabilized NOI” characteristic as “N/A” and
d.	Use the “Underwritten As-Is NCF” to recalculate the “Committed Mortgage Loan Appraisal Stabilized NCF DSCR” characteristic for each Committed Mortgage Loan with the corresponding “Appraisal Stabilized NCF” characteristic as “N/A.”

For the Mortgage Loans identified on the Final Data File as:

a.	Crowne Plaza Burr Ridge,
b.	Hilton Double Tree at Indian Lakes,
c.	The Source Office,
d.	Moorpark Professional Building,
e.	TGS Corporate Office,
f.	Renaissance Plaza,
g.	Greenbriar and Bridgewood Office Complex,
h.	Marion Health Clinic & Offices and
i.	Ascend Hotel Collection

the Collateral Manager, on behalf of the Issuer, instructed us to use “1.00x” for the “Mortgage Loan Underwritten NOI DSCR” characteristic.

Attachment A Page 8 of 13

14. (continued)

For the Mortgage Loans identified on the Final Data File as:

a.	Crowne Plaza Burr Ridge,
b.	Hilton Double Tree at Indian Lakes,
c.	The Source Office,
d.	Moorpark Professional Building,
e.	Harrell Square,
f.	TGS Corporate Office,
g.	Renaissance Plaza,
h.	Greenbriar and Bridgewood Office Complex,
i.	Marion Health Clinic & Offices and
j.	Ascend Hotel Collection,

the Collateral Manager, on behalf of the Issuer, instructed us to use “1.00x” for the “Mortgage Loan Underwritten NCF DSCR” characteristic.

For the purpose of this procedure, the Collateral Manager, on behalf of the Issuer, instructed us to round the:

a.	Mortgage Loan Underwritten NOI DSCR,
b.	Mortgage Loan Underwritten NCF DSCR,
c.	Committed Mortgage Loan Appraisal Stabilized NOI DSCR and
d.	Committed Mortgage Loan Appraisal Stabilized NCF DSCR

to two decimal places.

For the Underlying Properties associated with each Multiple Property Loan, the Collateral Manager, on behalf of the Issuer, instructed us to use the:

a.	Mortgage Loan Underwritten NOI DSCR,

b.	Mortgage Loan Underwritten NCF DSCR,

c.	Committed Mortgage Loan Appraisal Stabilized NOI DSCR and

d.	Committed Mortgage Loan Appraisal Stabilized NCF DSCR

corresponding to the Multiple Property Loan as the value for each of the characteristics listed in a. through d. above for each of the Underlying Properties associated with such Multiple Property Loan.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Collateral Manager, on behalf of the Issuer, that are described in this Item 14.

Attachment A Page 9 of 13

15.        Using:

a.	Information on the Final Data File,
b.	The instructions, assumptions and methodologies described in the Draft Preliminary Offering Memorandum and
c.	The instructions, assumptions and methodologies, as applicable, provided by the Collateral Manager, on behalf of the Issuer, which are described in the succeeding paragraphs of this Item 15.,

we recalculated the:

i.	Mortgage Loan Underwritten NOI Debt Yield,
ii.	Mortgage Loan Underwritten NCF Debt Yield,
iii.	Committed Mortgage Loan Appraisal Stabilized NOI Debt Yield and
iv.	Committed Mortgage Loan Appraisal Stabilized NCF Debt Yield

of each Mortgage Loan and Committed Mortgage Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Collateral Manager, on behalf of the Issuer, instructed us to:

a.	Use the “Cut-off Date Mortgage Loan Trust Balance ($),” as shown on the Final Data File, to recalculate the “Mortgage Loan Underwritten NOI Debt Yield” and “Mortgage Loan Underwritten NCF Debt Yield” characteristics for each Mortgage Loan,
b.	Use the “Cut-off Date Committed Mortgage Loan Balance ($),” as shown on the Final Data File, to recalculate the “Committed Mortgage Loan Appraisal Stabilized NOI Debt Yield” and “Committed Mortgage Loan Appraisal Stabilized NCF Debt Yield” characteristics for each Committed Mortgage Loan,
c.	Use the “Underwritten As-Is NOI” to recalculate the “Committed Mortgage Loan Appraisal Stabilized NOI Debt Yield” characteristic for each Committed Mortgage Loan with the corresponding “Appraisal Stabilized NOI” characteristic as “N/A” and
d.	Use “the “Underwritten As-Is NCF” to recalculate the “Committed Mortgage Loan Appraisal Stabilized NCF Debt Yield” characteristic for each Committed Mortgage Loan with the corresponding “Appraisal Stabilized NCF” characteristic as “N/A.”

For the Mortgage Loans identified on the Final Data File as:

a.	Hilton Double Tree at Indian Lakes and
b.	Ascend Hotel Collection,

the Collateral Manager, on behalf of the Issuer, instructed us to use “NAP” for the “Mortgage Loan Underwritten NOI Debt Yield” and “Mortgage Loan Underwritten NCF Debt Yield” characteristics.

For the purpose of this procedure, the Collateral Manager, on behalf of the Issuer, instructed us to round the:

a.        Mortgage Loan Underwritten NOI Debt Yield,

b.        Mortgage Loan Underwritten NCF Debt Yield,

c.        Committed Mortgage Loan Appraisal Stabilized NOI Debt Yield and

d.        Committed Mortgage Loan Appraisal Stabilized NCF Debt Yield

to the nearest 1/10th of one percent.

Attachment A Page 10 of 13

15. (continued)

For the Underlying Properties associated with each Multiple Property Loan, the Collateral Manager, on behalf of the Issuer, instructed us to use the:

a.	Mortgage Loan Underwritten NOI Debt Yield,
b.	Mortgage Loan Underwritten NCF Debt Yield,
c.	Committed Mortgage Loan Appraisal Stabilized NOI Debt Yield and
d.	Committed Mortgage Loan Appraisal Stabilized NCF Debt Yield

corresponding to the Multiple Property Loan as the value for each of the characteristics listed in a. through d. above for each of the Underlying Properties associated with such Multiple Property Loan.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Collateral Manager, on behalf of the Issuer, that are described in this Item 15.

16.        Using:

a.	Information on the Final Data File and
b.	The instructions, assumptions and methodologies described in the Draft Preliminary Offering Memorandum,

we recalculated the:

i.	Cut-off Date Mortgage Loan Trust Balance / Unit ($) and
ii.	Cut-off Date Committed Mortgage Loan Balance / Unit ($)

of each Mortgage Loan and Committed Mortgage Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 11 of 13

17.	Using:
a.	Information on the Final Data File and
b.	The instructions, assumptions and methodologies, as applicable, provided by the Collateral Manager, on behalf of the Issuer, which are described in the succeeding paragraphs of this Item 17.,

we recalculated the “Total / Weighted Average” of the:

i.	Initial Funded Mortgage Loan Balance ($),
ii.	Initial Future Funding Participation Commitment ($),
iii.	Initial Committed Mortgage Loan Balance ($),
iv.	Cut-off Date Mortgage Loan Trust Balance ($),
v.	Cut-off Date Future Funding Participation Remaining Balance ($),
vi.	Cut-off Date Committed Mortgage Loan Balance ($),
vii.	% of Total Cut-off Date Mortgage Loan Trust Balance,
viii.	Maturity Date Mortgage Loan Balance ($),
ix.	Maturity Date Committed Mortgage Loan Balance ($),
x.	Mortgage Loan Rate %,
xi.	Original IO Term,
xii.	Original Amortization Term,
xiii.	Remaining Amortization Term,
xiv.	Initial Term (Excluding Extensions),
xv.	Remaining Term (Excluding Extensions),
xvi.	Fully Extended Loan Term (Original),
xvii.	Fully Extended Loan Term (Remaining),
xviii.	Seasoning (Months),
xix.	Mortgage Loan Cut-off Date (As-Is) LTV Ratio,
xx.	Mortgage Loan Cut-off Date As-Is Adjusted LTV Ratio,
xxi.	Mortgage Loan Maturity Date Stabilized LTV Ratio,
xxii.	Committed Mortgage Loan Stabilized LTV Ratio,
xxiii.	Mortgage Loan Underwritten NOI DSCR,
xxiv.	Mortgage Loan Underwritten NCF DSCR,
xxv.	Committed Mortgage Loan Appraisal Stabilized NOI DSCR,
xxvi.	Committed Mortgage Loan Appraisal Stabilized NCF DSCR,
xxvii.	Mortgage Loan Underwritten NOI Debt Yield,
xxviii.	Mortgage Loan Underwritten NCF Debt Yield,
xxix.	Committed Mortgage Loan Appraisal Stabilized NOI Debt Yield and
xxx.	Committed Mortgage Loan Appraisal Stabilized NCF Debt Yield

characteristics. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 12 of 13

17. (continued)

the Collateral Manager, on behalf of the Issuer, instructed us to use the sum of the values corresponding to the Mortgage Loans, Future Funding Participations and Committed Mortgage Loans, as applicable, to recalculate the “Total / Weighted Average” information relating to the:

a.	Initial Funded Mortgage Loan Balance ($),
b.	Initial Future Funding Participation Commitment ($),
c.	Initial Committed Mortgage Loan Balance ($),
d.	Cut-off Date Mortgage Loan Trust Balance ($),
e.	Cut-off Date Future Funding Participation Remaining Balance ($),
f.	Cut-off Date Committed Mortgage Loan Balance ($),
g.	% of Total Cut-off Date Mortgage Loan Trust Balance,
h.	Maturity Date Mortgage Loan Balance ($) and
i.	Maturity Date Committed Mortgage Loan Balance ($)

characteristics.

The Collateral Manager, on behalf of the Issuer, instructed us to use the weighted average of the values corresponding to the Mortgage Loans and Committed Mortgage Loans, as applicable, weighted by the “Cut-off Date Mortgage Loan Trust Balance ($)” or “Cut-off Date Committed Mortgage Loan Balance ($),” as applicable, to recalculate the “Total / Weighted Average” information relating to the:

a.	Mortgage Loan Rate %,
b.	Original IO Term,
c.	Original Amortization Term,
d.	Remaining Amortization Term,
e.	Initial Term (Excluding Extensions),
f.	Remaining Term (Excluding Extensions),
g.	Fully Extended Loan Term (Original),
h.	Fully Extended Loan Term (Remaining),
i.	Seasoning (Months),
j.	Mortgage Loan Cut-off Date (As-Is) LTV Ratio,
k.	Mortgage Loan Cut-off Date As-Is Adjusted LTV Ratio,
l.	Mortgage Loan Maturity Date Stabilized LTV Ratio,
m.	Committed Mortgage Loan Stabilized LTV Ratio,
n.	Mortgage Loan Underwritten NOI DSCR,
o.	Mortgage Loan Underwritten NCF DSCR,
p.	Committed Mortgage Loan Appraisal Stabilized NOI DSCR,
q.	Committed Mortgage Loan Appraisal Stabilized NCF DSCR,
r.	Mortgage Loan Underwritten NOI Debt Yield,
s.	Mortgage Loan Underwritten NCF Debt Yield,
t.	Committed Mortgage Loan Appraisal Stabilized NOI Debt Yield and
u.	Committed Mortgage Loan Appraisal Stabilized NCF Debt Yield

characteristics.

Attachment A Page 13 of 13

18.	Using the “Principals (Individuals)” of each Mortgage Loan, as shown on the Final Data File, we identified those Mortgage Loans that had at least one common “Principals (Individuals)” (each, a “Related Group”). We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Multiple Property Loan Calculation Methodologies

Multiple Property Loan	Characteristic	Methodology Provided by the Collateral Manager

• Bemidji Portfolio • Pier One Portfolio • Channing Court/Shaw Forty-One Centre • Fishermen’s Village	Initial Funded Mortgage Loan Balance ($), Initial Future Funding Participation Commitment ($) and Cut-off Date Committed Mortgage Loan Balance ($)	The “Initial Funded Mortgage Loan Balance ($),” “Initial Future Funding Participation Commitment ($) and ”Cut-off Date Committed Mortgage Loan Balance ($),” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the “As-Is Appraised Value” for each respective Underlying Property that is stated in the applicable Source Document.

Exhibit 2 to Attachment A

Compared Characteristics and Source Documents

Mortgaged Property Information:

Characteristic	Source Document(s)

Property Address (see Note 1)	Appraisal Report, Engineering Report, Phase I Environmental Report, Promissory Note or Title Policy
Property City (see Note 1)	Appraisal Report, Engineering Report, Phase I Environmental Report, Promissory Note or Title Policy
Property State (see Note 1)	Appraisal Report, Engineering Report, Phase I Environmental Report, Promissory Note or Title Policy
Property County (see Note 1)	USPS Internet Site, Appraisal Report, Engineering Report, Phase I Environmental Report, Promissory Note or Title Policy
Property Zip Code	USPS Internet Site or Appraisal Report
Property Type (see Note 2)	Appraisal Report
Specific Property Type	Appraisal Report
Year Built	Appraisal Report, Engineering Report, Phase I Environmental Report or Asset Summary Report
Year Renovated	Appraisal Report, Engineering Report, Phase I Environmental Report, Asset Summary Report or Capex Schedule
No of Units (see Note 3)	Borrower Rent Roll, Underwriting Summary, Appraisal Report, Lease Agreement or Lease Estoppel
Unit of Measure	Borrower Rent Roll, Underwriting Summary, Appraisal Report, Lease Agreement or Lease Estoppel
Occupancy %	Borrower Rent Roll, Underwriting Summary, Appraisal Report, Lease Agreement, Lease Estoppel, STR Report or Operating Statement

Third Party Information:

Characteristic	Source Document(s)

Appraisal Valuation Date	Appraisal Report
As-Is Appraised Value (see Note 4)	Appraisal Report
Stabilized Appraised Value (see Note 5)	Appraisal Report
Appraisal Anticipated Stabilization Date (see Note 5)	Appraisal Report
FIRREA Appraisal (Y/N)	Appraisal Report or FIRREA Email Confirmation
Engineering Report Date	Engineering Report

Exhibit 2 to Attachment A

Third Party Information: (continued)

Characteristic	Source Document(s)

Environmental Report Date (Phase I)	Phase I Environmental Report
Environmental Report Date (Phase II) (see Note 6)	Phase II Environmental Report
Property Manager	Property Management Agreement or Asset Summary Report

Major Tenant Information: (see Note 7)

Characteristic	Source Documents

Single Tenant (Y/N)	Borrower Rent Roll, Underwriting Summary, Appraisal Report, Lease Agreement or Lease Estoppel
Largest Tenant Name	Borrower Rent Roll, Underwriting Summary, Appraisal Report, Lease Agreement or Lease Estoppel
Largest Tenant SqFt	Borrower Rent Roll, Underwriting Summary, Appraisal Report, Lease Agreement or Lease Estoppel
Largest Tenant Exp Date (see Notes 3 and 8)	Borrower Rent Roll, Underwriting Summary, Appraisal Report, Lease Agreement or Lease Estoppel
2nd Largest Tenant Name	Borrower Rent Roll, Underwriting Summary, Appraisal Report, Lease Agreement or Lease Estoppel
2nd Largest Tenant SqFt	Borrower Rent Roll, Underwriting Summary, Appraisal Report, Lease Agreement or Lease Estoppel
2nd Largest Tenant Exp Date (see Note 8)	Borrower Rent Roll, Underwriting Summary, Appraisal Report, Lease Agreement or Lease Estoppel
3rd Largest Tenant Name	Borrower Rent Roll, Underwriting Summary, Appraisal Report, Lease Agreement or Lease Estoppel
3rd Largest Tenant SqFt	Borrower Rent Roll, Underwriting Summary, Appraisal Report, Lease Agreement or Lease Estoppel
3rd Largest Tenant Exp Date (see Note 8)	Borrower Rent Roll, Underwriting Summary, Appraisal Report, Lease Agreement or Lease Estoppel

Exhibit 2 to Attachment A

Major Tenant Information: (continued)

Characteristic	Source Documents

4th Largest Tenant Name	Borrower Rent Roll, Underwriting Summary, Appraisal Report, Lease Agreement or Lease Estoppel
4th Largest Tenant Sqft	Borrower Rent Roll, Underwriting Summary, Appraisal Report, Lease Agreement or Lease Estoppel
4th Largest Tenant Exp Date (see Note 8)	Borrower Rent Roll, Underwriting Summary, Appraisal Report, Lease Agreement or Lease Estoppel
5th Largest Tenant Name	Borrower Rent Roll, Underwriting Summary, Appraisal Report, Lease Agreement or Lease Estoppel
5th Largest Tenant Sqft	Borrower Rent Roll, Underwriting Summary, Appraisal Report, Lease Agreement or Lease Estoppel
5th Largest Tenant Exp Date (see Note 8)	Borrower Rent Roll, Underwriting Summary, Appraisal Report, Lease Agreement or Lease Estoppel

Underwriting Information: (see Note 9)

Characteristic	Source Document(s)

2015 Actual Revenues	Underwriting Summary
2015 Actual Expenses	Underwriting Summary
2015 Actual NOI	Underwriting Summary
2015 Actual NCF	Underwriting Summary
2016 Actual Revenues	Underwriting Summary
2016 Actual Expenses	Underwriting Summary
2016 Actual NOI	Underwriting Summary
2016 Actual NCF	Underwriting Summary
Appraisal Stabilized Occupancy %	Appraisal Report or Underwriting Summary
Appraisal Stabilized Revenues	Appraisal Report or Underwriting Summary
Appraisal Stabilized Expenses	Appraisal Report or Underwriting Summary
Appraisal Stabilized NOI	Appraisal Report or Underwriting Summary
Appraisal Stabilized Reserves (see Note 3)	Appraisal Report or Underwriting Summary
Appraisal Stabilized NCF (see Note 3)	Appraisal Report or Underwriting Summary

Exhibit 2 to Attachment A

Reserve and Escrow Information:

Characteristic	Source Document(s)

Engineering/Deferred Maintenance Escrow (Initial)	Promissory Note, Promissory Note Modification Agreement or Settlement Statement
Engineering/Deferred Maintenance Escrow (Cut-off Date)	Servicer Support
Environmental Escrow (Initial)	Promissory Note, Promissory Note Modification Agreement or Settlement Statement
Environmental Escrow (Cut-off Date)	Servicer Support
Tax Escrow (Initial)	Promissory Note, Promissory Note Modification Agreement or Settlement Statement
Tax Escrow (Cut-off Date)	Servicer Support
Tax Escrow (Monthly)	Promissory Note or Promissory Note Modification Agreement
Springing Tax Escrow Description	Promissory Note or Promissory Note Modification Agreement
Insurance Escrow (Initial)	Promissory Note, Promissory Note Modification Agreement or Settlement Statement
Insurance Escrow (Cut-off Date)	Servicer Support
Insurance Escrow (Monthly)	Promissory Note or Promissory Note Modification Agreement
Springing Insurance Escrow Description	Promissory Note or Promissory Note Modification Agreement
Replacement Reserve (Initial)	Promissory Note, Promissory Note Modification Agreement or Settlement Statement
Replacement Reserve (Cut-off Date)	Servicer Support
Replacement Reserve (Monthly)	Promissory Note or Promissory Note Modification Agreement
Springing Replacement Reserve Description	Promissory Note or Promissory Note Modification Agreement
TI/LC Reserve (Initial)	Promissory Note, Promissory Note Modification Agreement or Settlement Statement
TI/LC Reserve (Cut-off Date)	Servicer Support
Monthly TI/LC Reserve ($)	Promissory Note or Promissory Note Modification Agreement
Springing TI/LC Reserve Description	Promissory Note or Promissory Note Modification Agreement
Other Reserve (Initial)	Promissory Note, Promissory Note Modification Agreement or Settlement Statement
Other Reserve (Cut-off Date)	Servicer Support
Other Reserve (Monthly)	Promissory Note or Promissory Note Modification Agreement
Other Reserve Description	Promissory Note, Promissory Note Modification Agreement or Settlement Statement

Exhibit 2 to Attachment A

Reserve and Escrow Information: (continued)

Characteristic	Source Document(s)

Other (Springing) Escrow Reserve Description	Promissory Note or Promissory Note Modification Agreement
Initial Holdback ($)	Promissory Note, Promissory Note Modification Agreement or Settlement Statement
Initial Holdback Description	Promissory Note, Promissory Note Modification Agreement or Settlement Statement
Holdback ($) (Cut-off Date)	Servicer Support

Mortgage Loan, Future Funding Participation and Committed Mortgage Loan Information:

Characteristic	Source Document(s)

Loan Purpose (Acquisition, Refinance, DPO)	Settlement Statement or Asset Summary Report
Borrower Name	Promissory Note or Promissory Note Modification Agreement
Principals (Individuals)	Guaranty Agreement
Note Date	Promissory Note or Promissory Note Modification Agreement
First Payment Date	Promissory Note or Promissory Note Modification Agreement
Initial Funded Mortgage Loan Balance ($)	Promissory Note or Promissory Note Modification Agreement
Initial Future Funding Participation Commitment ($) (see Note 3)	Promissory Note or Promissory Note Modification Agreement
Initial Future Funding Trigger / Requirements	Promissory Note or Promissory Note Modification Agreement
ARD Loan (Y/N)	Promissory Note or Promissory Note Modification Agreement
Initial Maturity Date	Promissory Note or Promissory Note Modification Agreement
Extension Options	Promissory Note or Promissory Note Modification Agreement
Extension Options Description	Promissory Note or Promissory Note Modification Agreement
Fully Extended Maturity Date	Promissory Note or Promissory Note Modification Agreement
First Extension Fee ($)	Promissory Note or Promissory Note Modification Agreement
First Extension Fee %	Promissory Note or Promissory Note Modification Agreement
First Extension Period (Months)	Promissory Note or Promissory Note Modification Agreement

Exhibit 2 to Attachment A

Mortgage Loan, Future Funding Participation and Committed Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Second Extension Fee ($)	Promissory Note or Promissory Note Modification Agreement
Second Extension Fee %	Promissory Note or Promissory Note Modification Agreement
Second Extension Period (Months)	Promissory Note or Promissory Note Modification Agreement
Third Extension Fee ($)	Promissory Note or Promissory Note Modification Agreement
Third Extension Fee %	Promissory Note or Promissory Note Modification Agreement
Third Extension Period (Months)	Promissory Note or Promissory Note Modification Agreement
Exit Fee / Deferred Origination Fee	Promissory Note or Promissory Note Modification Agreement
Rate Type	Promissory Note or Promissory Note Modification Agreement
Mortgage Loan Rate %	Promissory Note or Promissory Note Modification Agreement
Interest Accrual Basis	Promissory Note or Promissory Note Modification Agreement
Grace Period Default (Days) (see Note 10)	Promissory Note or Promissory Note Modification Agreement
Grace Period Late (Days)	Promissory Note or Promissory Note Modification Agreement
Original Prepayment Provision (see Note 11)	Promissory Note or Promissory Note Modification Agreement
Remaining Prepayment Provision (Cut-off Date) (see Note 11)	Promissory Note or Promissory Note Modification Agreement
Partial Release (Y/N) (see Note 3)	Promissory Note or Promissory Note Modification Agreement
Partial Release Description (see Note 3)	Promissory Note or Promissory Note Modification Agreement
Amortization Type During Initial Term	Promissory Note or Promissory Note Modification Agreement
Full / Partial / Limited Recourse?	Guaranty Agreement
Recourse Carveout Guarantor	Guaranty Agreement
Title Vesting (Fee / Leasehold / Both) (see Note 3)	Title Policy or Title Commitment
Ground Lease Payment (Annual)	Ground Lease, Ground Lease Estoppel or Appraisal Report
Ground Lease Initial Expiration Date	Ground Lease, Ground Lease Estoppel or Appraisal Report

Exhibit 2 to Attachment A

Mortgage Loan, Future Funding Participation and Committed Mortgage Loan Information: (continued)

Characteristic	Source Documents

Ground Lease Extension (Y/N)	Ground Lease, Ground Lease Estoppel or Appraisal Report
# of Ground Lease Extension Options	Ground Lease, Ground Lease Estoppel or Appraisal Report
Ground Lease Expiration Date with Extension	Ground Lease, Ground Lease Estoppel or Appraisal Report
Type of Lockbox (see Note 12)	Promissory Note or Promissory Note Modification Agreement
Lockbox Trigger Event	Promissory Note or Promissory Note Modification Agreement
TIC (Y/N)	Promissory Note or Promissory Note Modification Agreement
Additional Debt (Y/N) (see Notes 3 and 13)	Secondary Financing Documents
Additional Debt Type (see Notes 3 and 13)	Secondary Financing Documents
Additional Debt Balance ($) (see Notes 3 and 13)	Secondary Financing Documents
Permitted Future Debt (Y/N) (see Note 3)	Promissory Note or Promissory Note Modification Agreement
Permitted Future Debt Type (see Note 3)	Promissory Note or Promissory Note Modification Agreement

Exhibit 2 to Attachment A

Notes:

1.	For the purpose of comparing the:
a.	Property Address,
b.	Property City,
c.	Property State and
d.	Property County

characteristics, the Collateral Manager, on behalf of the Issuer, instructed us to ignore differences that are caused by standard postal abbreviations.

2.	For the purpose of comparing the “Property Type” characteristic, the Collateral Manager, on behalf of the Issuer, instructed us to use the property type that accounts for the majority of the mortgaged property’s base rent (except for the Mortgage Loans described in the succeeding paragraph of this Note 2), as shown in the applicable Source Document.

For the Mortgaged Properties identified on the Preliminary Data File as:

a.	Harrell Square,
b.	Renaissance Plaza,
c.	The Village and
d.	Raytheon Office

each of which has more than one property type, as shown in the applicable Source Document, the Collateral Manager, on behalf of the Issuer, instructed us to use “Mixed Use” for the “Property Type” characteristic.

Exhibit 2 to Attachment A

Notes: (continued)

3.	For each Mortgage Loan and Underlying Property listed in Table A1, the Collateral Manager, on behalf of the Issuer, instructed us to use the information in the “Provided Value” column for the applicable characteristic listed in Table A1, even though the information in the “Provided Value” column did not agree with the information in the “Source Document Value” column that was shown in the applicable Source Document(s).

Table A1:
Mortgage Loan	Underlying Property	Characteristic	Source Document Value	Provided Value

Walker Building	N/A	No of Units	205,734	116,484

Moorpark Professional Building	N/A	No of Units	24,177	23,045

	N/A	Appraisal Stabilized Reserves	$211,792	$149,014

	N/A	Appraisal Stabilized NCF	$503,319	$566,097

Greenbriar and Bridgewood Office Complex	N/A	Largest Tenant Exp Date	10/31/2018	10/31/2021

Twilley Shopping Center	N/A	Largest Tenant Exp. Date	6/30/2018	6/30/2023

Millpond Retail Center	N/A	Initial Future Funding Participation Commitment ($)	Second Tranche: Within 30 days following close of escrow for this Loan Borrower shall have the right to request a Second Tranche in an amount equal to the lesser of (a) $446,875 or (b) the difference between 75% of the appraised value and the First Tranche.	$287,500

Fishermen’s Village	The Village	Title Vesting (Fee/Leasehold/Both)	<unable to determine>	Fee Simple and Leasehold

	IMPAC Buildings	Title Vesting (Fee/Leasehold/Both)	<unable to determine>	Fee Simple

Bemidji Portfolio	Cottage Park Townhomes	Title Vesting (Fee/Leasehold/Both)	<unable to determine>	Fee Simple

	Medical Office (519 Anne St)	Title Vesting (Fee/Leasehold/Both)	<unable to determine>	Fee Simple

	Supreme Business Center (Office)	Title Vesting (Fee/Leasehold/Both)	<unable to determine>	Fee Simple

Exhibit 2 to Attachment A

Notes: (continued)

3. (continued)

Table A1:
Mortgage Loan	Underlying Property	Characteristic	Source Document Value	Provided Value

Rosemont GSA Office	N/A	Partial Release (Y/N)	Yes	No

		Partial Release Description	Upon payment to Lender of the release price, the borrower may obtain the reconveyance and release of the Mortgage or the Michigan Mortgage.	N/A

Castaic Creek Plaza	N/A	Additional Debt (Y/N)	<unable to determine>	No

		Additional Debt Type	<unable to determine>	NAP

		Additional Debt Balance ($)	<unable to determine>	0

		Permitted Future Debt (Y/N)	<unable to determine>	No

		Permitted Future Debt Type	<unable to determine>	N/A

We performed no procedures to determine the accuracy, completeness or reasonableness of the “Provided Value” information in Table A1 that was provided by the Collateral Manager, on behalf of the Issuer.

Exhibit 2 to Attachment A

Notes: (continued)

4.	For each Mortgage Loan or Underlying Property listed in Table A2, the applicable appraisal report Source Document includes multiple appraised values, which are listed in Table A2.

Table A2:
Mortgage Loan	Underlying Property	Source Document Appraised Value Description	Source Document Appraised Value	As-Is Appraised Value

Placer Corporate Center	N/A	Market Value “Go-Dark” Market Value Excess Land Value	5,975,000 4,430,000 310,000	5,975,000

Pier One Portfolio	Pier One Cary, NC	Sales Comparison Approach – Land Value Only Income Approach Sales Comparison Approach	1,750,000 2,000,000 2,200,000	2,000,000

For each Mortgage Loan or Underlying Property listed in Table A2, the Collateral Manager, on behalf of the Issuer, instructed us to use the information shown in the “As-Is Appraised Value” column in Table A2 for the “As-Is Appraised Value” characteristic.

For each Mortgage Loan and Underlying Property listed in Table A3, the applicable appraisal report Source Document includes multiple appraised values, which are listed in Table A3.

Table A3:
Mortgage Loan	Underlying Property	Source Document Appraised Value Description	Source Document Appraised Value

Hilton Double Tree at Indian Lakes	N/A	As Is 25 Acres (Other) 190 Acres (Recreational)	12,200,000 740,000 5,700,000

535 North Wilmot Road Office Building	N/A	Market Value As-Is Market Value As-Is (Excess Land)	6,850,000 460,000

Fishermen’s Village	The Village	As Is – Retail Component As Is – Marina Component	34,325,000 3,575,000

For each Mortgage Loan and Underlying Property listed in Table A3, the Collateral Manager, on behalf of the Issuer, instructed us to use the sum of the values shown in the “Source Document Appraised Value” column in Table A3 for the “As-Is Appraised Value” characteristic.

Exhibit 2 to Attachment A

Notes: (continued)

5.	For the Mortgage Loan listed in Table A4, the applicable appraisal report Source Document includes multiple stabilized appraised values, which are listed in Table A4.

Table A4:
Mortgage Loan	Source Document Stabilized Appraised Value Description	Source Document Stabilized Appraised Value	Source Document Appraisal Anticipated Stabilization Date	Appraisal Anticipated Stabilization Date

Hilton Double Tree at Indian Lakes	As Stabilized 25 Acres (Hypothetical) 190 Acres (Hypothetical)	19,600,000 3,700,000 28,500,000	1/11/2020 7/11/2017 7/11/2017	1/11/2020

For the Mortgage Loan listed in Table A4, the Collateral Manager, on behalf of the Issuer, instructed us to use the sum of the values shown in the “Source Document Stabilized Appraised Value” column in Table A4 for the “Stabilized Appraised Value” characteristic.

For the Mortgage Loan listed in Table A4, the Collateral Manager, on behalf of the Issuer, instructed us to use the information shown in the “Appraisal Anticipated Stabilization Date” column in Table A4 for the “Appraisal Anticipated Stabilization Date” characteristic.

For the Multiple Property Loan identified on the Preliminary Data File as “Fishermen’s Village” (the “Fishermen’s Village Mortgage Loan”), the Collateral Manager, on behalf of the Issuer, instructed us to use the sum of the:

a.	As-Is Appraised Value for the Underlying Property identified on the Preliminary Data File as “The Village” and
b.	Stabilized Appraised Value for the Underlying Property identified on the Preliminary Data File as “IMPAC Buildings,”

both as shown on the Preliminary Data File, for the “Stabilized Appraised Value” characteristic.

6.	The Collateral Manager, on behalf of the Issuer, instructed us to perform procedures on the “Environmental Report Date (Phase II)” characteristic only for Mortgaged Properties (if any) that contained a phase II environmental report Source Document in the related loan file.

7.	For the purpose of comparing the “Major Tenant Information” characteristics, the Collateral Manager, on behalf of the Issuer, instructed us to consider the tenant that pays the higher monthly rent as the larger tenant if there are multiple tenants with the same square footage, all as shown in the applicable Source Document(s).

For the purpose of comparing the “Major Tenant Information” characteristics, the Collateral Manager, on behalf of the Issuer, instructed us to combine multiple spaces leased by the same tenant, and for those tenants with multiple lease expirations, to use the lease expiration date for the lease associated with the related space that has the largest square footage, all as shown in the applicable Source Document(s).

Exhibit 2 to Attachment A

Notes: (continued)

8.	For the purpose of comparing the:
a.	Largest Tenant Exp Date,
b.	2nd Largest Tenant Exp Date,
c.	3rd Largest Tenant Exp Date,
d.	4th Largest Tenant Exp Date and
e.	5th Largest Tenant Exp Date

characteristics, the Collateral Manager, on behalf of the Issuer, instructed us to:

i.	Use the last day of the applicable month if the applicable Source Document(s) only showed the month and year of expiration and
ii.	Use “MTM” for any lease expiration date which is prior to the Cut-off Date.

9.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Collateral Manager, on behalf of the Issuer, instructed us to ignore differences of $1 or less.

10.	For the purpose of comparing the “Grace Period Default (Days)” characteristic, the Collateral Manager, on behalf of the Issuer, instructed us to use the “Grace Period Late (Days)” for each Mortgage Loan, as shown on the Preliminary Data File, for the corresponding “Grace Period Default (Days)” characteristic.

11.	For the Fishermen’s Village Mortgage Loan, the applicable Source Document describes the prepayment premium as an amount “equal to Two Million and 00/100 Dollars ($2,000,000.00) less interest paid” (such prepayment premium amount is hereinafter referred to as a “Minimum Interest Payment” or “MI”). For the purpose of comparing the “Original Prepayment Provision” and “Remaining Prepayment Provision (Cut-off Date)” characteristics for the Fishermen’s Village Mortgage Loan, the Collateral Manager, on behalf of the Issuer, instructed us to consider the first payment date on which the Minimum Interest Payment would be zero ($0.00) as the first payment in the open period, assuming any interest paid after the Cut-off Date includes interest accrued on the “Cut-off Date Future Funding Participation Remaining ($)”starting on the Cut-off Date.

12.	For the purpose of comparing the “Type of Lockbox” characteristic for each Mortgage Loan on the Preliminary Data File, the Collateral Manager, on behalf of the Issuer, instructed us to use the following definitions:
a.	Hard - the borrower is required to direct the tenants to pay rents directly to a lockbox account controlled by the lender.
b.	Springing Hard – a lockbox is not currently in place, but the applicable Source Document(s) require the imposition of a hard lockbox upon the occurrence of an event of default or one or more specified trigger events under the applicable Source Document(s).

Exhibit 2 to Attachment A

Notes: (continued)

13.	The Collateral Manager, on behalf of the Issuer, instructed us to perform procedures on the “Additional Debt (Y/N),” “Additional Debt Type” and “Additional Debt Balance ($)” characteristics only for Mortgage Loans (if any) that contained secondary financing documents Source Documents in the related loan file.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions, methodologies, qualifications and exceptions provided by the Collateral Manager, on behalf of the Issuer, that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

#
Loan Number
Loan Type
U/W
Property Name
Occupancy Source Date
Environmental Insurance (Y/N)
Seismic Report Date
Seismic PML %
Seismic Insurance Obtained if PML >= 20% (Y/N)
2017 Date
2017 Actual Revenues
2017 Actual Expenses
2017 Actual NOI
2017 Actual NCF
Underwritten As-Is Date
Underwritten As-Is Revenues
Underwritten As-Is Expenses
Underwritten As-Is NOI
Underwritten As-Is Reserves
Underwritten As-Is NCF
Interest Accrual Period Start
Interest Accrual Period End
Grace Period Balloon (Days)
Amortization Type During Extensions
Lien Position
Cut-Off Date
Cut-off Date Mortgage Loan Trust Balance ($)
Cut-off Date Future Funding Participation Remaining Balance ($)
Stabilized Value Used For As-Is LTV (Y/N)
Loan Cross Portfolio Name
Single Purpose Borrower (Y/N)
DST (Y/N)
IDOT (Y/N)
Marijuana-related Tenants (Y/N)
Stabilized Constant @ 7%
Prepayment Maturity
Last Applicable PF Date
Prepayment Original PF
Prepayment Original O (Mat. Date – Prepay Mat)
Prepayment Cutoff PF
Prepayment Cutoff O

Exhibit 3 to Attachment A

Characteristic

Prepay Check
Future Funding 1 Description
Future Funding 1 Bal. @ Orig
Future Funding 1 Bal. @ Cutoff
Future Funding 2 Description
Future Funding 2 Bal. @ Orig
Future Funding 2 Bal. @ Cutoff
Future Funding @ Origination
FF Orgi Check
Future Funding @ Cutoff
FF Cutoff Check
Property Level ProRata Portion (prop appraisal / port appraised value)
LTV Numberator Adj. (Capex, Rehab, Working Cap, TILC, Immediate needs)(Not interest res. Or taxes/insurance)
Debt Service Holdback and other non-accretive items
Comments

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.